Reverse Stock Split After the Reporting Period - Schedule of Weighted Average Number of Ordinary Shares Outstanding (Details) - Reverse Stock Split [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Numerator
Loss/Profit for the year (basic EPS)	$ (111,460,708)	$ (32,685,398)	$ 40,435,923
Loss/Profit for the year (diluted EPS)	$ (111,460,708)	$ (32,685,398)	$ 40,435,923
Denominator
Number of shares (basic EPS)	430,864	388,101	306,215
Number of shares (diluted EPS)	430,864	388,101	306,215
Basic (loss)/profit attributable to ordinary equity holders of the parent	$ (258.6912)	$ (84.2188)	$ 132.0508
Diluted (loss)/profit attributable to ordinary equity holders of the parent	$ (258.6912)	$ (84.2188)	$ 132.0508